Revenues (Tables)	12 Months Ended
Jun. 30, 2019
Revenues [Abstract]
Schedule of operating sales
	2019	2018	2017

Sales of grains	175,000	99,875	71,272
Sales of sugarcane	163,114	142,037	75,986
Revenue from cattle raising	16,974	4,115	-
Lease	9,598	6,592	2,820
Other revenues	1,086	132	2,227
Gross operating revenue	365,772	252,751	152,305

Sales deductions
Taxes on sales	(7,862)	(8,473)	(5,394)

Net revenue	357,910	244,278	146,911

Schedule of sale of farms
	2019	2018	2017
Sale of farm	238,414	66,224	43,583
Adjustment to present value	(61,192)	(13,818)	(7,567)
Gross revenue from sale of farm	177,222	52,406	36,016

Sales taxes	(6,469)	(1,913)	(1,314)
Cost of sale of farm	(27,941)	(10,676)	(7,986)

Gain from sale of farm	142,812	39,817	26.716
Selling expenses	(35)	-	(412)
Income tax and social contribution	(5,459)	(1,614)	(1,077)
Net profit from sale of farm	137,318	38,203	25,227